Pensions and post-retirement benefits - Analysis of scheme assets (Details) - Fair value of plan assets [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets		£ 29,722	£ 30,922	£ 32,657
% of total fair value of scheme assets		100.00%	100.00%
Bonds Fixed Government [Member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 4,099	£ 2,433
% of total fair value of scheme assets	[1]	13.80%	7.90%
Bonds Index Linked Government [Member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 11,960	£ 13,089
% of total fair value of scheme assets	[1]	40.20%	42.30%
Bonds - Corporate and Other [Member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 5,653	£ 5,195
% of total fair value of scheme assets	[1]	19.00%	16.80%
Commerical - property [member]
Disclosure of fair value of plan assets [line items]
Property commerical	[2]	£ 1,712	£ 1,911
% of total fair value of scheme assets	[2]	5.80%	6.20%
Derivatives [member]
Disclosure of fair value of plan assets [line items]
Derivatives	[2]	£ 266	£ 816
% of total fair value of scheme assets	[2]	0.90%	2.60%
Other [member]
Disclosure of fair value of plan assets [line items]
Other	[3]	£ 1,121	£ 1,100
% of total fair value of scheme assets	[3]	3.80%	3.60%
Equities - Quoted [member]
Disclosure of fair value of plan assets [line items]
Equities		£ 2,916	£ 4,377
% of total fair value of scheme assets		9.80%	14.10%
Equities non-quoted [member]
Disclosure of fair value of plan assets [line items]
Equities		£ 1,995	£ 2,001
% of total fair value of scheme assets		6.70%	6.50%
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets		£ 29,036	£ 30,112	£ 31,820
% of total fair value of scheme assets		100.00%	100.00%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Fixed Government [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 3,840	£ 2,184
% of total fair value of scheme assets	[1]	13.20%	7.30%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Index Linked Government [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 11,951	£ 13,078
% of total fair value of scheme assets	[1]	41.10%	43.40%
United Kingdom Retirement Fund (UKRF) [member] | Bonds - Corporate and Other [Member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	[1]	£ 5,479	£ 4,999
% of total fair value of scheme assets	[1]	18.90%	16.60%
United Kingdom Retirement Fund (UKRF) [member] | Commerical - property [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Property commerical	[2]	£ 1,702	£ 1,902
% of total fair value of scheme assets	[2]	5.90%	6.30%
United Kingdom Retirement Fund (UKRF) [member] | Derivatives [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Derivatives	[2]	£ 266	£ 816
% of total fair value of scheme assets	[2]	0.90%	2.70%
United Kingdom Retirement Fund (UKRF) [member] | Other [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Other	[3]	£ 1,016	£ 981
% of total fair value of scheme assets	[3]	3.50%	3.30%
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities		£ 2,787	£ 4,151
% of total fair value of scheme assets		9.60%	13.80%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities		£ 1,995	£ 2,001
% of total fair value of scheme assets		6.90%	6.60%

[1]	Assets held are predominantly quoted.
[2]	Assets held are predominantly non-quoted.
[3]	Assets held are predominantly in Infrastructure Fund s.